UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21269



Wells Fargo Income Opportunities Fund
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 4/30

Date of reporting period: 07/01/16 - 06/30/17


Item 1. Proxy Voting Record


============= Wells Fargo  Income Opportunities Fund (Closed End) ==============


LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 24, 2017   Meeting Type: Annual
Record Date:  APR 26, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Robert G. Gwin           For       For          Management
1b    Elect Director Jacques Aigrain          For       For          Management
1c    Elect Director Lincoln Benet            For       For          Management
1d    Elect Director Jagjeet S. Bindra        For       For          Management
1e    Elect Director Robin Buchanan           For       For          Management
1f    Elect Director Stephen F. Cooper        For       For          Management
1g    Elect Director Nance K. Dicciani        For       For          Management
1h    Elect Director Claire S. Farley         For       For          Management
1i    Elect Director Isabella D. Goren        For       For          Management
1j    Elect Director Bruce A. Smith           For       For          Management
1k    Elect Director Rudy van der Meer        For       For          Management
2     Adoption of Dutch Statutory Annual      For       For          Management
      Accounts
3     Approve Discharge of Management Board   For       For          Management
4     Approve Discharge of Supervisory Board  For       For          Management
5     Ratify PricewaterhouseCoopers           For       For          Management
      Accountants N.V. as Auditors
6     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
7     Approve Dividends of EUR 0.85 Per Share For       For          Management
8     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
9     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
10    Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
11    Amend Omnibus Stock Plan                For       For          Management


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SILVERBOW RESOURCES, INC.

Ticker:       SBOW           Security ID:  87073T105
Meeting Date: MAY 16, 2017   Meeting Type: Annual
Record Date:  MAR 17, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael Duginski         For       Withhold     Management
1.2   Elect Director Christoph O. Majeske     For       For          Management
2     Amend Omnibus Stock Plan                For       Against      Management
3     Amend Omnibus Stock Plan                For       Against      Management
4     Ratify BDO USA, LLP as Auditors         For       For          Management
5     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
6     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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VISTRA ENERGY CORP.

Ticker:       VST            Security ID:  92840M102
Meeting Date: MAY 16, 2017   Meeting Type: Annual
Record Date:  MAR 24, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gavin R. Baiera          For       For          Management
1.2   Elect Director Curtis A. Morgan         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO INCOME OPPORTUNITIES FUND

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 24, 2017